Shareholder Fees {- Fidelity® Mid Cap Value Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Mid Cap Value Fund Retail PRO-08 | Fidelity® Mid Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none